GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details Textual)	12 Months Ended
Dec. 31, 2023 segment
Geographic Information And Major Customer And Product Data [Abstract]
Number of reportable segments	1